Description of the Plan (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	90 days
Automatic pre-tax deferral rate	6.00%
Participant contribution, maximum annual compensation to total compensation percentage	100.00%
Credited service hours | h	1,000
Credited service hour calculation period	12 months
Forfeited nonvested account	$ 189,116	$ 211,706
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	226,137
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	75,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Participant loans, interest rate above 1st Source Bank's prime rate	2.00%
Benefit payable to participants withdrawn from plan	$ 5,058	$ 81,198
Employer Contribution Vesting, After Completing One Year Of Credited Service
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage	10.00%
Employer Contribution Vesting, After Completing Two Years Of Credited Service
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage	20.00%
Employer Contribution Vesting, After Completing Three Years Of Credited Service
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage	40.00%
Employer Contribution Vesting, After Completing Four Years Of Credited Service
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage	60.00%
Employer Contribution Vesting, After Completing Five Or More Years Of Credited Service
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage	100.00%
Employer Contribution Vesting, Upon Reaching Early Retirement Age, Normal Retirement Age, Death Or Disability
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage	100.00%
Employer Matching Contribution, Scenario One
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched percentage	4.00%
Employer contribution, matching percentage	100.00%
Employer Matching Contribution, Scenario Two
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched percentage	2.00%
Employer contribution, matching percentage	50.00%
Fixed Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched percentage	2.00%
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched percentage	1.00%